Investment in Associate (Details)	Feb. 29, 2024 USD ($)
EV Resources GmbH [Member]
Investment in Associate [Line Items]
Interest percentage	20.00%
European Lithium Ltd [Member]
Investment in Associate [Line Items]
Investment value	$ 345,502